Long-term Investments (Details)	12 Months Ended								12 Months Ended							12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2014 E-House USD ($)	Dec. 31, 2014 Tian Ge USD ($)	Dec. 31, 2014 Tian Ge HKD	Dec. 31, 2014 E-House ADS USD ($)	Dec. 31, 2014 Tian Ge ADS HKD	Dec. 31, 2014 Cost Method USD ($)	Dec. 31, 2013 Cost Method USD ($)	Dec. 31, 2012 Cost Method USD ($)	Dec. 31, 2014 Cost Method Top two cost method investees item	Dec. 31, 2014 Cost Method Top number one cost method investee USD ($)	Dec. 31, 2014 Cost Method Top number two cost method investee USD ($)	Dec. 31, 2014 Equity Method USD ($)	Dec. 31, 2012 Equity Method CRIC USD ($)	Dec. 31, 2014 Equity Method E-House USD ($)	Dec. 31, 2013 Equity Method E-House USD ($)	Dec. 31, 2012 Equity Method E-House USD ($)	Dec. 31, 2014 Equity Method Others USD ($)	Dec. 31, 2013 Equity Method Others USD ($)	Dec. 31, 2012 Equity Method Others USD ($)	Dec. 31, 2014 Available-for-sale Securities USD ($)	Dec. 31, 2013 Available-for-sale Securities USD ($)	Dec. 31, 2012 Available-for-sale Securities USD ($)
Long-term Investments
Balance at the beginning of the period	$ 526,587,000	$ 466,875,000	$ 463,939,000						$ 164,737,000	$ 153,886,000	$ 129,237,000				$ 334,300,000	$ 244,388,000	$ 175,205,000	$ 183,754,000		$ 46,970,000	$ 41,116,000	$ 26,450,000	$ 139,675,000	$ 88,119,000	$ 63,864,000
New Investments	234,257,000	48,537,000	304,253,000						180,854,000	40,427,000	34,623,000		47,200,000	37,700,000					190,669,000	13,763,000	3,341,000	10,300,000	39,640,000	4,769,000	68,661,000
Income (loss) from investment	19,471,000	9,525,000	(10,730,000)													(9,077,000)	10,138,000	2,250,000	(7,657,000)	9,333,000	7,275,000	6,004,000
Investment impairment	(17,960,000)	(6,134,000)	(18,498,000)						(10,126,000)	(6,134,000)	(8,580,000)									(5,187,000)		(1,546,000)	(2,647,000)		(8,372,000)
Unrealized gain	75,450,000	46,787,000	30,373,000																				75,450,000	46,787,000	30,373,000
Disposal/dilution of investment	48,413,000	(36,806,000)	(304,463,000)						(37,625,000)	(26,145,000)	(1,584,000)					(236,212,000)	48,298,000	(10,205,000)		47,394,000	(456,000)	(260,000)	(9,654,000)		(66,407,000)
Changes from equity method to consolidation		(3,567,000)																			(3,567,000)
Changes from cost method to consolidation	(12,684,000)								(12,684,000)
Changes from cost method to available-for-sale securities									(20,000,000)														20,000,000
Dividend received	(9,970,000)	(6,484,000)															(5,867,000)	(4,400,000)		(4,103,000)	(2,084,000)
Others	(3,561,000)	7,854,000	2,001,000						(1,954,000)	2,703,000	190,000					901,000	(1,134,000)	3,806,000	742,000	(473,000)	1,345,000	168,000
Balance at the end of the period	860,003,000	526,587,000	466,875,000						263,202,000	164,737,000	153,886,000				334,300,000		226,640,000	175,205,000	183,754,000	107,697,000	46,970,000	41,116,000	262,464,000	139,675,000	88,119,000
Number of investees												2
Operating data:
Revenue	1,023,959,000	811,048,000
Gross profit	698,579,000	524,987,000
Income from operations	89,934,000	74,009,000
Net income	88,228,000	63,195,000
Net income attributable to our equity method investments companies	75,121,000	64,066,000
Balance sheet data:
Current assets	1,668,664,000	1,159,823,000
Long-term assets	610,181,000	446,680,000
Current liabilities	492,308,000	410,587,000
Long-term liabilities	161,899,000	180,621,000
Non-controlling interests	151,598,000	14,727,000
Closing price	$ 37.41	$ 84.25					$ 7.24	4.09
Aggregate market value				212,400,000	158,200,000	1,227,000,000
Allocation of cost
Carrying value of equity investment																	226,640,000	175,205,000	183,754,000
Proportionate share of investee's net tangible and intangible assets																	208,731,000	169,194,000	169,729,000
Proportionate share of E-house's change of APIC which was not picked up by SINA																	15,885,000
Excess of carrying value of investment proportionate share of investee's net tangible and intangible assets																	2,024,000	6,011,000	14,025,000
The excess of carrying value has been primarily assigned to:
Goodwill and amortizable intangible assets																	4,860,000	9,478,000	18,078,000
Deferred tax liabilities																	(2,836,000)	(3,467,000)	(4,053,000)
Cumulative (loss) gain in equity interest																	$ 4,731,000	$ (5,407,000)	$ (7,657,000)
Weighted average life of the intangible assets recorded in investee's financial statements																	8 years	8 years	8 years
Weighted average life of the intangible assets not recorded in investee's financial statements																	6 years	6 years	6 years